Financial Instruments - Schedule of Assets and Liabilities (Details) € in Thousands, $ in Thousands, $ in Thousands	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 EUR (€)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash	$ 10,791			$ 3,545	$ 8,366	$ 30,047
Total assets	44,441			59,988
Liabilities	$ (20,815)			$ (24,310)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash		€ 1,237	$ 5,207
Amounts receivable		1,993	732
Total assets		3,230	5,939
Accounts payable and accrued liabilities		(1,819)	(1,872)
Deferred acquisition payments		(193)	0
Leases		(6,315)	0
Liabilities		(8,327)	(1,872)
Net		€ (5,097)	$ 4,067